CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	¥ 786,373	¥ 403,108
Accounts receivable, net	467,634	261,068
Real estate inventory	10,401,640	8,845,779
Prepaid and other current assets	236,918	266,042
Total current assets	11,892,565	9,775,997
Property and equipment, net	3,236,291	2,049,056
Intangible asset, net	97,382	115,546
Investments in marketable securities	31,561	31,657
Right-of-use assets, operating lease, net	204,029	155,886
Investments	20,831	16,850
Other assets	332,586	271,751
Total assets	15,815,245	12,416,743
Current liabilities:
Accounts payable	645,680	602,435
Current portion of notes payable	5,899,156	6,361,415
Customer deposits	298,956	284,975
Current portion of lease liabilities	88,755	58,696
Accrued expenses and other current liabilities	249,348	305,354
Total current liabilities	7,181,895	7,612,875
Notes payable, net of current portion	5,437,668	2,231,544
Deferred tax liabilities, net	75,320	66,576
Lease liabilities, net of current portion	187,473	148,224
Other liabilities	189,956	156,457
Total liabilities	13,072,312	10,215,676
SHAREHOLDERS' EQUITY
Common stock, 50,000,000 shares authorized, 14,485,000 shares issued and 12,498,900 shares outstanding as of June 30, 2023 and June 30, 2022	344,145	344,145
Retained earnings	2,538,053	2,001,048
Treasury stock, at cost, 1,986,100 as of June 30, 2023 and June 30, 2022	(154,121)	(154,121)
Non-controlling interest	(6,767)	(6,244)
Accumulated translation gain	21,623	16,239
Total shareholders' equity	2,742,933	2,201,067
Total liabilities and shareholders' equity	¥ 15,815,245	¥ 12,416,743